Shareholder's Equity	12 Months Ended
Dec. 31, 2022
Shareholder's Equity
Shareholder's Equity

24     Shareholder’s Equity

24a.   Share Capital

Considering the corporate restructuring mentioned in note 1.2, in addition to the capital contributions made by Cogna during the periods, and the IPO that took place in 2020, the Company holds Class A shares (issued and sold in the IPO), in addition to Class B shares (owned by Cogna).

As of December 31, 2020, the Company had 83,011,585 common shares issued and outstanding, of which 64,436,093 were Class B common shares and 18,575,492 were Class A common shares.

On June 22, 2021, the Board of Directors approved the issuance of 382,266 class A common shares, at par value of US$0.00005 per share. As a result, the Company’s share capital on December 31, 2021 totals 83,393,851 shares, of which 64,436,093 Class B shares are owned by the Cogna Group and 18,957,758 are owned by third parties.

Considering the ILP exercised during 2022, in addition to the remuneration of restricted shares recognized in the same period, on December 31, 2022, the Company's capital stock totals 83,649,887 shares, of which 64,436,093 are Class B shares owned by the Cogna Group and 18,213,794 are Class A shares owned by third-parties and 1,000,000 shares Class A are held in treasury.

The Company’s Shareholders Agreement authorizes the Board of Directors to grant restricted share units to certain executives and employees and other service providers with respect to up to 3% (three per cent) of the issued and outstanding shares of the Company. Thus, during 2022 the Company granted the following Class A shares to certain employees and executives:

	Class A Shares (units)	Class B Shares (units)	Total
December 31, 2021	18,957,758	64,436,093	83,393,851
Remuneration
ILP exercised	184,117	-	184,117
Premium recognized	71,919	-	71,919
December 31, 2022	19,213,794	64,436,093	83,649,887

See below the Company’s description of each restricted share unit plan vested and its corresponding changes disclosed in the Consolidated Statement of Changes in Equity, specifically in the “Share based compensation reserve (vested)”:

(i)	The Company issued 298,268 class A share units as part of Bonus IPO remuneration, which were granted to eligible executives and employees. These share units represented R$ 29,124 (net of withholding taxes) previously provisioned in Share Based Compensation Reserves (granted) and transferred to Share Based Compensation Reserves (vested) – exercised in the Consolidated Statement of Changes in Shareholders’ Equity. The Bonus IPO was conditioned to a 1-year lockup period expired in July 2021. There were no shares vested in 2022 in connection with the Bonus IPO. In 2021, the corresponding payroll charges amounted to R$ 21,456.
(ii)	As result of the carve-out process, as described in Note 1.2, part of Cogna’s executives and employees (eligible) were transferred to the Company. Those eligible executives and employees were part of the Cogna Plan and their plans were migrated to the Vasta ILP Plan, as described in Note 24c. In as much as those eligible parties exercise their plan, the Company delivers a fixed quantity of share units to them. The amount provisioned previously in Share based Compensation Reserves (granted) in the Consolidated Statement of Changes in Shareholders’ Equity on December 31, 2022 is R$ 259 (R$ 58 on December 31, 2021), and was transferred to Share based compensation reserves (vested) – exercised. The corresponding payroll charges in 2022 amounted to R$ 167 (R$ 70 in 2021).
(iii)	The Company remunerated part of its executives based on restricted share units. The amount provisioned and paid in 2022 was R$ 1,912 (R$ 1,861 in 2021), net of withholding taxes, see Share Based Compensation Reserves (granted) and subsequently vested to Share based compensation reserves (vested). Payroll charges in 2022 amounted to R$ 1,748 (R$ 1,538 in 2021).

The Company’s shareholders on December 31, 2022 are as follows:

	In units
Company Shareholders	Class A	Class B	Total
Cogna Group	-	64,436,093	64,436,093
Free Float	18,213,794	-	18,213,794
Treasury shares (Note 24d)	1,000,000	-	1,000,000
Total (%)	23%	77%	83,649,887

24b Loss per share

The basic loss per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares outstanding during the year. The Company considers as diluted earnings per share, the number of common shares calculated added by the weighted average number of common shares that should be issued upon conversion of all potentially dilutive shares into common shares; potentially dilutive shares were deemed to have been converted into common shares at the beginning of the period.

	December 31, 2022	December 31, 2021	December 31, 2020
Loss Attributable to Shareholder´s	(54,573)	(118,754)	(45,649)
Weighted average number of ordinary shares outstanding (thousands) (i)	83,651	82,254	83,012
Basic earning (loss) per share - R$	(0.65)	(1.44)	(0.55)
Diluted earning (loss) per share - R$	(0.65)	(1.44)	(0.55)

(i)	The Company has not changed its number of voting rights since the IPO on July 31, 2020.

24c Capital reserve - Share-based compensation (granted)

The Company as of December 31, 2022 had two share based compensation plans and one bonus plan paid in restricted share units, being:

a)	Cogna Plan - On September 3, 2018, Cogna Group´ shareholders approved a restricted share-based compensation plan, which may grant rights to receive a maximum number of restricted shares not exceeding 19,416,233 shares, corresponding to 1.2% of Cogna Group’s total share capital at the Plan’s approval date, excluding shares held in treasury on such date. This program should be wholly settled with delivery of Cogna’s shares. Cogna Group´s obligation to transfer the restricted shares under the Plan, in up to 10 days from the end of the vesting period, is contingent upon the continuing employment relationship of the employee or officer, as appropriate, for a period of three years from the date the respective agreement is signed. The number of outstanding restricted shares as of December 31, 2022 was zero (155,919 as of December 31, 2021) and the grant date fair value was R$10,58. The effect of events on compensation in the Consolidated Statement of Profit or Loss for the year ended December 31, 2022 was R$ 557 including labor charges (R$ 2,234, including labor charges for the year ended December 31, 2021).
b)	Long Term Investment – (“ILP”) – Refers to two tranches granted being the first issued on July 23, 2020 and November 10, 2020. The Company compensates part of its employees and management. This plan will grant up to 3% of the Company’s class A share units. The Company will grant the limit of five tranches approved by the Company’s Board of Directors. The fair value of share units is measured at fair value quoted on the grant date. The plan has a vesting period corresponding to 5 years added by expected volatility of 30% and will be settled with Company’s shares. All taxes and contributions are paid by the Company without additional costs to employees and management. This program should be wholly settled with the delivery of the shares. The effect of events on share-based compensation in the Consolidated Statement of Profit or Loss for the year ended December 31, 2022 was R$ 22,461, being R$ 22,404 in Shareholder’s the Equity and a credit of R$ 58 as labor charges in liabilities, due to share price fluctuation (R$ 21,372 being R$ 21,250 in Shareholder’s the Equity and a credit of R$ 122 as labor charges in liabilities for the year ended December 31, 2021).
c)

Bonus paid in restricted share units – “Premium recognized” - The Company granted and vested 99,193 shares on April, 2022 to certain members of management based on performance recognized. This program was wholly settled with the delivery of the shares. The amount provisioned and paid was R$ 1,748 (net of withholding taxes), of which R$ 1,023 corresponds to labor charges.

24d Vasta’s share Repurchase Program

On 2021 the Company announced that its Board of Directors has approved its first share repurchase program, or the Repurchase Program. Under the Repurchase Program, the Company may repurchase up to 1,000,000 in Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period beginning on August 17, 2021, continuing until the earlier of the completion of the repurchase or February 17, 2022, depending upon market conditions. The Company concluded the Repurchase Program on December 10, 2021, using its existing funds to finance the repurchase, and on December 31, 2021, the Company had a balance of R$23,880 or 1,000,000 shares in its possession.